SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at beginning of year	$ 3,893,986	$ 5,632,870
Deposits received	105,390	215,495
Revenue recognized	(14,796)	(1,797,754)
Exchange difference	(106,378)	(156,625)
Balance at end of year	$ 3,878,202	$ 3,893,986